UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

August 31, 2007

1.805751.103

CTF-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Connecticut - 83.5%
Branford Gen. Oblig. 5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 533,085
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (c)	3,290,000	3,500,396
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (c)	2,305,000	2,452,405
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,175,050
Series 2004 A, 5.25% 8/15/16 (MBIA Insured)	1,320,000	1,416,677
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,764,462
5% 12/1/17 (FSA Insured)	1,830,000	1,951,146
5% 12/1/18 (FSA Insured)	1,635,000	1,731,629
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,809,397
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	5,865,000	5,918,254
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,363,725
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,286,574
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,472,140
Connecticut Dev. Auth. Poll. Cont. Rev. (United Illuminating Co. Proj.) 3%, tender 2/1/09 (a)	3,240,000	3,178,732
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	4,663,650
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,064,920
Connecticut Gen. Oblig.:
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (c)	3,215,000	3,395,136
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (c)	5,995,000	6,330,900
Series 2002 D, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,394,650
Series 2002 E, 5.5% 11/15/12 (FSA Insured)	3,000,000	3,254,370
Series 2003 E, 5.25% 8/15/17 (Pre-Refunded to 8/15/13 @ 100) (c)	3,295,000	3,559,753
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,321,450
Series B:
5% 6/1/15 (MBIA Insured)	7,500,000	7,998,075
5.25% 6/1/18 (AMBAC Insured)	3,150,000	3,453,314
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series B:
5.25% 6/1/19 (AMBAC Insured)	$ 10,000,000	$ 10,945,100
5.25% 6/1/20 (AMBAC Insured)	16,915,000	18,494,858
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @ 100) (c)	4,000,000	4,238,320
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (c)	5,000,000	5,297,900
Series C, 5% 6/1/13	5,000,000	5,309,150
Series D:
5% 11/1/15	5,000,000	5,366,350
5.375% 11/15/16 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,394,650
5.375% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,394,650
Series E, 5% 12/15/16	3,020,000	3,247,134
Series F, 5% 12/1/21	2,000,000	2,094,800
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,107,920
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,877,917
(Eastern Connecticut Health Network Proj.) 5.125% 7/1/30	1,500,000	1,449,960
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,255,000	2,288,284
5.2% 8/1/38	4,190,000	4,222,347
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,205,217
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,022,270
Series C, 5.5% 7/1/26 (MBIA Insured)	610,000	613,727
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,795,000	3,317,749
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,941,921
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,372,016
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,554,781
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,198,900
Series X1, 5% 7/1/42	14,015,000	14,183,320
(Yale-New Haven Hosp. Proj.) Series J-1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,296,918
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale-New Haven Hosp. Proj.) Series J-1:
5% 7/1/18 (AMBAC Insured)	$ 3,020,000	$ 3,196,398
5% 7/1/19 (AMBAC Insured)	2,035,000	2,141,593
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (b)	350,000	345,366
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,596,942
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,067,770
5.5% 11/15/09 (MBIA Insured) (b)	5,500,000	5,655,210
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series A:
5% 7/1/15 (MBIA Insured)	5,010,000	5,364,257
5% 7/1/18 (AMBAC Insured)	2,000,000	2,112,440
5% 7/1/23 (AMBAC Insured)	3,260,000	3,372,796
7.125% 6/1/10	3,550,000	3,741,345
Series B:
5% 1/1/15 (FGIC Insured)	8,910,000	9,459,123
5.25% 7/1/16 (AMBAC Insured)	7,645,000	8,349,028
6.125% 9/1/12	7,130,000	7,681,933
6.5% 10/1/12	7,100,000	7,980,045
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	1,962,955
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series A, 5% 8/15/35 (MBIA Insured)	1,000,000	1,016,060
Hartford Gen. Oblig.:
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,786,768
5% 9/1/22 (MBIA Insured)	1,700,000	1,766,912
Series A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,450,865
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,383,634
5% 6/15/17 (AMBAC Insured) (b)	775,000	800,180
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	3,105,000	3,398,454
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,113,940
6% 2/1/12 (MBIA Insured)	225,000	245,756
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	$ 1,165,000	$ 1,241,785
New Haven Gen. Oblig.:
Series C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	32,709
5% 2/1/14 (MBIA Insured)	2,080,000	2,215,782
5% 2/1/15 (MBIA Insured)	1,705,000	1,823,429
5% 11/1/15 (AMBAC Insured)	2,575,000	2,769,258
5% 11/1/16 (AMBAC Insured)	6,000,000	6,470,220
5% 2/1/20 (MBIA Insured)	1,925,000	2,008,372
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	505,000	542,092
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,095,817
5% 1/15/16 (AMBAC Insured)	1,025,000	1,099,446
5% 1/15/17 (AMBAC Insured)	1,025,000	1,101,844
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
18th Series B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,755,595
Series A:
5.25% 8/1/19 (MBIA Insured)	1,020,000	1,116,492
5.25% 8/1/21 (MBIA Insured)	2,795,000	3,055,298
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,848,609
5.25% 7/15/14	6,565,000	7,071,358
5.25% 7/15/15	3,000,000	3,221,610
5.25% 2/1/21 (Pre-Refunded to 2/1/14 @ 100) (c)	1,045,000	1,131,631
5.25% 2/1/24 (Pre-Refunded to 2/1/14 @ 100) (c)	1,070,000	1,158,703
5.5% 7/15/13	2,675,000	2,887,288
5.5% 7/15/14	1,250,000	1,348,050
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (a)(b)	6,000,000	6,032,940
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,159,928
Univ. of Connecticut Series A, 5% 1/15/17 (MBIA Insured)	2,000,000	2,108,960
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,122,116
West Hartford Gen. Oblig. Series A:
5% 1/15/14	1,135,000	1,214,575
5% 1/15/15	1,135,000	1,214,405
5% 1/15/16	1,135,000	1,208,060
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,660,519
		362,132,710
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/14	$ 1,000,000	$ 1,044,130
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	483,898
		1,528,028
Puerto Rico - 12.4%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	2,000,000	2,238,740
Series A, 5.5% 7/1/18 (MBIA Insured)	6,820,000	7,628,375
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	2,950,000	3,180,956
Series 1998 AA, 5.5% 7/1/19 (MBIA Insured)	2,500,000	2,797,775
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,290,670
Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	1,500,000	1,672,875
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,152,690
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,028,992
Series N, 5.25% 7/1/34	1,500,000	1,617,735
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	4,565,000	4,824,475
Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,694,599
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,447,500
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,405,781
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	891,128
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,734,925
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,195,880
		53,803,096
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	$ 1,100,000	$ 1,003,167
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $414,428,091)	418,467,001
NET OTHER ASSETS - 3.5%	15,370,835
NET ASSETS - 100%	$ 433,837,836
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $414,347,004. Net unrealized appreciation aggregated $4,119,997, of which $7,068,286 related to appreciated investment securities and $2,948,289 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Florida
Municipal Income Fund

August 31, 2007

1.805769.103

SFL-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.3%
	Principal Amount	Value
Colorado - 0.1%
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/20 (MBIA Insured)	$ 1,000,000	$ 546,250
District Of Columbia - 0.2%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	800,000	854,168
Florida - 93.3%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (d)	945,000	966,310
6.05% 11/15/16 (Escrowed to Maturity) (d)	6,230,000	6,883,839
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (c)	1,210,000	1,298,161
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (c)	1,505,000	1,540,202
Series J1, 5.75% 10/1/18 (AMBAC Insured) (c)	2,755,000	2,931,155
Broward County Gen. Oblig. (Parks & Land Preservation Proj.):
5% 1/1/24	1,000,000	1,023,940
5% 1/1/25	1,000,000	1,023,320
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/17 (FGIC Insured)	2,660,000	2,823,085
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,414,146
5.25% 7/1/20 (MBIA Insured)	3,000,000	3,143,670
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,410,317
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,558,214
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,348,907
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,802,438
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,294,446
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,056,050
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,724,460
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,811,474
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000,000	1,045,160
5.25% 1/1/36 (FGIC Insured)	1,310,000	1,356,322
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	2,700,000	2,810,889
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	$ 1,260,000	$ 1,260,391
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,050,000	3,434,422
Florida Board of Ed.:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,040,000	5,107,334
Series 2003 J, 5% 6/1/31	2,500,000	2,535,500
Series A, 5% 6/1/32	1,100,000	1,111,946
Series B:
5% 6/1/33	6,950,000	7,056,683
5.375% 6/1/17	5,000,000	5,341,950
5.5% 6/1/16 (FGIC Insured)	2,825,000	3,038,372
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,069,330
Florida Board of Ed. Pub. Ed. Series 2004 A, 5% 6/1/31	1,240,000	1,258,191
Florida Dept. of Children and Family Services Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025,000	2,119,345
5% 10/1/17	2,130,000	2,213,049
Florida Dept. of Envir. Protection Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,415,980
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360,000	3,542,011
5% 7/1/18	3,320,000	3,479,526
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	3,800,000	3,843,510
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (d)	3,000,000	3,714,600
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,073,221
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	1,920,959
Series 1985 E:
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,390,276
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,554,233
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC Insured)	1,010,000	1,067,823
Halifax Hosp. Med. Ctr. Rev. Series 06 A, 5.25% 6/1/19	2,375,000	2,414,758
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A:
5% 11/15/15	$ 1,000,000	$ 1,037,360
5% 11/15/22	1,000,000	1,008,630
Series B:
5% 11/15/15	1,000,000	1,037,360
5% 11/15/16	1,190,000	1,230,329
Series D, 6% 11/15/25 (Pre-Refunded to 11/15/12 @ 100) (d)	5,360,000	5,900,181
Series G:
5% 11/15/14	1,330,000	1,378,678
5% 11/15/15	1,000,000	1,037,360
5.125% 11/15/19	2,000,000	2,068,760
3.95%, tender 9/1/12 (b)	6,800,000	6,667,196
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A, 5% 10/1/08	1,000,000	1,011,830
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	5,053,100
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5.1% 10/1/13	3,005,000	3,069,457
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,810,000	4,902,881
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,239,869
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250,000	13,021,862
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	8,000,000	8,054,800
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (c)	1,540,000	1,599,952
5.5% 10/1/11 (FGIC Insured) (c)	2,730,000	2,835,160
Jacksonville Port Auth. Seaport 5.625% 11/1/26 (Pre-Refunded to 11/1/10 @ 100) (c)(d)	2,195,000	2,312,279
Jacksonville Sales Tax Rev. 5.25% 10/1/19 (MBIA Insured)	1,500,000	1,589,370
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,062,770
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	3,000,000	3,232,890
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (c)	1,035,000	1,089,462
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Manatee County Port Auth. Port Rev. Series A: - continued
5.25% 10/1/16 (MBIA Insured) (c)	$ 1,090,000	$ 1,144,805
5.25% 10/1/17 (MBIA Insured) (c)	1,145,000	1,200,441
5.25% 10/1/18 (MBIA Insured) (c)	1,205,000	1,259,984
Marco Island Util. Sys. Rev. 5% 10/1/33 (MBIA Insured)	2,825,000	2,854,352
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,350,805
Melbourne Arpt. Rev.:
6.75% 10/1/07 (MBIA Insured) (c)	350,000	350,683
6.75% 10/1/08 (MBIA Insured) (c)	325,000	334,932
6.75% 10/1/09 (MBIA Insured) (c)	350,000	369,730
6.75% 10/1/10 (MBIA Insured) (c)	170,000	183,894
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000,000	5,056,200
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545,000	2,658,609
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010,000	1,021,009
Miami Beach Stormwater Rev. 5.375% 9/1/30 (FGIC Insured)	1,000,000	1,042,080
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,290,580
Miami Health Facilities Auth. Sys. Rev. (Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000,000	3,030,690
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	6,005,000	6,011,846
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	2,800,000	2,942,156
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/35 (FGIC Insured)	3,000,000	3,034,650
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 1, 3.5%, tender 12/1/07 (b)(c)	2,000,000	1,995,980
Miami-Dade County School Board Ctfs. of Prtn.:
Series A, 5% 8/1/17 (AMBAC Insured) (a)	3,500,000	3,666,880
Series B:
5%, tender 5/1/11 (MBIA Insured) (b)	7,000,000	7,276,570
5.5%, tender 5/1/11 (MBIA Insured) (b)	5,400,000	5,704,614
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC Insured)	1,000,000	1,054,410
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (b)(c)	2,250,000	2,228,513
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured) (a)	$ 1,350,000	$ 1,393,065
5.25% 12/1/37 (AMBAC Insured) (a)	1,365,000	1,404,107
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 6.375% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	2,010,000	2,184,528
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,000,000	4,190,880
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,213,340
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (c)	85,000	85,043
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,800,000	2,853,480
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,805,000	2,217,437
5% 8/1/16 (MBIA Insured)	2,940,000	3,098,731
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,063,940
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,190,000	1,268,362
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025,000	2,129,288
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000,000	4,038,840
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/10 (AMBAC Insured) (c)	5,770,000	6,065,078
6% 4/1/11 (AMBAC Insured) (c)	5,900,000	6,309,224
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105,000	3,146,048
5% 10/1/35 (FSA Insured)	5,000,000	5,042,750
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (c)	1,500,000	1,560,375
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200,000	2,419,670
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	2,000,000	2,026,800
Port Orange Gen. Oblig. 5% 4/1/29 (MBIA Insured)	2,015,000	2,047,220
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (MBIA Insured)	3,700,000	3,920,446
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	$ 1,225,000	$ 1,306,193
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,064,360
South Broward Hosp. District Rev. 5.6% 5/1/27 (Pre-Refunded to 5/1/12 @ 101) (d)	1,920,000	2,091,648
St. Johns County School Board 5.25% 7/1/16 (MBIA Insured)	1,400,000	1,502,018
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,199,041
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (MBIA Insured)	1,045,000	1,118,808
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,289,148
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,613,073
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,806,085
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (b)	3,000,000	2,967,780
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	3,000,000	2,942,610
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (FGIC Insured)	1,805,000	1,899,149
5% 10/1/35 (FGIC Insured)	2,275,000	2,289,924
5.25% 10/1/34 (FGIC Insured)	2,000,000	2,066,680
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690,000	2,880,210
5.25% 7/1/16 (AMBAC Insured)	2,830,000	3,012,620
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000,000	1,020,410
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260,000	1,288,426
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865,000	2,013,566
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,043,120
		360,829,385
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 0.9%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/20	$ 2,000,000	$ 2,093,400
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450,000	1,493,399
		3,586,799
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	605,000	622,890
Illinois - 1.7%
Chicago Gen. Oblig. Series 2004 A, 5% 1/1/34 (FSA Insured)	1,200,000	1,210,920
Cook County Gen. Oblig. Series B, 5.25% 11/15/26 (MBIA Insured)	200,000	209,368
Illinois Fin. Auth. Rev. (Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300,000	1,199,068
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	3,900,000	3,963,726
		6,583,082
Kansas - 0.2%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Stormont-Vail Healthcare, Inc. Proj.) Series L, 4.75% 11/15/32 (MBIA Insured)	850,000	823,242
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) 5.375% 6/1/19 (FGIC Insured)	1,000,000	1,081,420
Minnesota - 0.7%
Maple Grove Health Care Sys. Rev.:
5% 5/1/20	1,000,000	1,009,860
5% 5/1/21	1,500,000	1,506,750
		2,516,610
New York - 1.0%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	400,000	422,656
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series D, 5% 6/15/38	800,000	810,224
New York Dorm. Auth. Revs. (New York & Presbyterian Hosp. Proj.) 5% 8/15/36 (FSA Insured) (a)	2,500,000	2,514,500
		3,747,380
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 0.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20	$ 1,000,000	$ 1,015,630
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,020,600
		2,036,230
Pennsylvania - 0.1%
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	300,000	379,692
Puerto Rico - 1.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/23 (AMBAC Insured)	3,400,000	3,814,562
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,300,000	404,800
0% 8/1/54 (AMBAC Insured)	2,300,000	203,251
		4,422,613
South Carolina - 0.5%
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/15	1,000,000	1,006,850
Sumter Two School Facilities, Inc. Rev. 5% 12/1/18	1,000,000	1,054,870
		2,061,720
Texas - 0.4%
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,000,000	1,027,990
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	400,000	408,108
		1,436,098
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $390,073,098)	391,527,579
NET OTHER ASSETS - (1.3)%	(4,908,206)
NET ASSETS - 100%	$ 386,619,373
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $389,748,186. Net unrealized appreciation aggregated $1,779,393, of which $6,680,933 related to appreciated investment securities and $4,901,540 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

August 31, 2007

1.805777.103

NJT-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 400,000	$ 421,236
New Jersey - 83.4%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (b)	425,000	449,408
7.4% 7/1/16 (Escrowed to Maturity) (b)	3,510,000	4,144,713
Bergen County Impt. Auth. School District Rev. (Wyckoff Township Board of Ed. Proj.) 5.25% 4/1/20	1,770,000	1,885,882
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,878,233
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,477,004
Burlington County Bridge Commission Lease Rev.:
5.25% 8/15/16	20,000	21,148
5.25% 8/15/16 (Pre-Refunded to 8/15/12 @ 100) (b)	1,080,000	1,155,492
5.25% 8/15/17	20,000	21,083
5.25% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (b)	980,000	1,048,502
Camden County Impt. Auth. Health Care Redev. Rev.:
(Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/11	2,075,000	2,112,827
(Cooper Health Sys. Proj.) Series B, 5% 2/15/14	1,350,000	1,361,799
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,667,615
Cape May County Muni. Utils. Auth. Series A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,684,120
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,689,200
Egg Hbr. Township School District 5.5% 7/15/18 (FSA Insured)	1,685,000	1,883,746
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,703,563
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,554,600
Series A, 5.25% 11/1/19 (Pre-Refunded to 11/1/13 @ 100) (b)	7,900,000	8,532,079
Series B:
6.375% 11/1/13 (MBIA Insured)	4,000,000	4,555,640
6.375% 11/1/15 (MBIA Insured)	6,630,000	7,736,216
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation: - continued
Series B:
6.375% 11/1/16 (MBIA Insured)	$ 3,490,000	$ 4,108,288
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,185,000	2,350,142
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,632,725
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,765,310
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,754,467
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,855,573
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,204,160
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,356,988
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	798,653
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,209,970
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,542,461
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,056,660
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,457,009
5.25% 9/15/17	2,000,000	2,129,400
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,017,017
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,117,173
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	890,928
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (b)	280,000	294,031
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,358,284
Morristown Gen. Oblig.:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,456,819
6.5% 8/1/19 (FSA Insured)	630,000	753,499
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,210,323
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (b)	2,000,000	2,141,400
New Jersey Econ. Dev. Auth. Rev.:
(School Facilities Construction Proj.) Series K, 5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,616,140
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	$ 5,000,000	$ 5,202,950
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,528,120
5.5% 12/15/19 (AMBAC Insured)	14,000,000	15,588,580
Series 2005 O:
5.125% 3/1/28	18,455,000	18,968,597
5.125% 3/1/30	2,175,000	2,228,636
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,176,880
5.25% 3/1/23	3,340,000	3,504,228
5.25% 3/1/25	3,000,000	3,137,820
5.25% 3/1/26	9,000,000	9,372,780
Series 2005 P:
5.125% 9/1/28	6,800,000	6,999,716
5.25% 9/1/26	8,000,000	8,366,080
Series A, 5.25% 7/1/15 (MBIA Insured)	3,500,000	3,773,910
Series F, 5.25% 6/15/19 (Pre-Refunded to 6/15/13 @ 100) (b)	1,500,000	1,613,400
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @ 100) (b)	2,000,000	2,172,700
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,557,800
Series O, 5.25% 3/1/22	15,700,000	16,522,994
Series S, 5% 9/1/36	5,000,000	5,072,300
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (a)	7,700,000	7,721,714
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (a)	3,750,000	3,815,063
Series A, 5.25% 7/1/38 (FGIC Insured) (a)	3,270,000	3,306,461
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (a)	1,000,000	1,011,850
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/09	4,855,000	4,958,072
5.25% 3/1/11	4,605,000	4,810,521
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,125,720
(Drew Univ. Proj.) Series D, 4.125% 7/1/22 (MBIA Insured)	205,000	191,437
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,301,116
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Montclair State Univ. Proj.) Series L:
5.125% 7/1/20 (MBIA Insured)	$ 170,000	$ 178,206
5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (b)	1,975,000	2,127,174
(Ramapo College Proj.) Series E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (b)	1,500,000	1,604,415
(Rowan Univ. Proj.) Series B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,762,600
5.5% 7/1/18 (FGIC Insured)	4,390,000	4,894,104
(Saint Peter's College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,445,926
New Jersey Gen. Oblig. Series 2005 N, 5.5% 7/15/17 (FGIC Insured)	1,000,000	1,112,570
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (Escrowed to Maturity) (b)	3,500,000	3,788,155
(Atlantic City Med. Ctr. Proj.):
5.75% 7/1/25	1,670,000	1,737,451
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (b)	1,330,000	1,446,880
(AtlantiCare Reg'l. Med. Ctr. Proj.) 5% 7/1/17	1,000,000	1,031,260
(Saint Joseph's Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,011,190
(Saint Mary's Hosp. - Passaic Proj.) Series 1:
5% 3/1/20	2,030,000	2,082,435
5% 3/1/21	2,680,000	2,734,806
(Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,900,000	1,969,236
(South Jersey Hosp. Proj.) 5% 7/1/14	1,620,000	1,660,338
5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (b)	2,040,000	2,196,019
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.) 6% 1/1/19 (Escrowed to Maturity) (b)	5,385,000	6,170,672
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (Escrowed to Maturity) (b)	15,000	15,770
6% 3/1/14 (MBIA Insured)	4,220,000	4,438,469
New Jersey Tobacco Settlement Fing. Corp.:
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (b)	7,215,000	8,084,263
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (b)	4,005,000	4,602,065
7% 6/1/41 (Pre-Refunded to 6/1/13 @ 100) (b)	1,770,000	2,056,475
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	$ 595,000	$ 669,006
6.5% 1/1/16 (Escrowed to Maturity) (b)	185,000	211,087
Series A, 5% 1/1/25 (FSA Insured)	16,700,000	17,183,465
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (b)	3,130,000	3,571,518
6.5% 1/1/16 (Escrowed to Maturity) (b)	3,100,000	3,537,286
New Jersey Trans. Trust Fund Auth.:
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	10,000,000	10,608,100
Series 2005 D, 5% 6/15/20	4,000,000	4,153,680
Series 2006 C, 0% 12/15/34 (FSA Insured)	4,000,000	1,023,480
Series A:
5.5% 6/15/12	145,000	155,211
5.5% 6/15/12 (Escrowed to Maturity) (b)	7,365,000	7,943,594
5.75% 6/15/15 (Escrowed to Maturity) (b)	3,000,000	3,369,060
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,637,633
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,297,200
5.5% 12/15/15 (MBIA Insured)	11,000,000	12,193,170
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,568,050
5.5% 12/15/20 (FGIC Insured)	15,235,000	16,905,670
Series C:
0% 12/15/36 (AMBAC Insured)	2,000,000	460,440
5.25% 6/15/16 (Pre-Refunded to 6/15/15 @ 100) (b)	3,000,000	3,269,280
5.5% 12/15/13 (Escrowed to Maturity) (b)	2,820,000	3,088,633
5.5% 12/15/13 (FSA Insured)	8,235,000	9,009,831
5.75% 12/15/12 (FSA Insured)	5,000,000	5,479,500
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,557,334
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (a)	1,500,000	1,538,685
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,502,240
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,044,906
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.):
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (b)	5,000,000	5,325,450
5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (b)	2,500,000	2,732,325
(Newark Redev. Proj.) 5.25% 1/1/18 (MBIA Insured)	4,150,000	4,511,673
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	$ 2,800,000	$ 2,994,040
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,067,580
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A, 0% 8/1/24 (MBIA Insured)	2,000,000	895,480
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,790,608
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,520,325
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,147,980
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,184,915
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,360,660
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,900,224
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,207,400
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. 5% 6/15/29 (MBIA Insured)	1,000,000	1,018,910
		487,455,843
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
5.25% 7/1/17	1,300,000	1,369,771
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (b)	1,700,000	1,824,814
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,079,960
Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,129,300
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,089,400
6% 1/1/18 (FSA Insured)	1,300,000	1,364,688
		10,857,933
New York & New Jersey - 8.0%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (a)	5,220,000	5,345,332
120th Series, 5.75% 10/15/13 (MBIA Insured) (a)	2,900,000	2,934,394
124th Series, 5% 8/1/13 (FGIC Insured) (a)	3,000,000	3,055,800
126th Series:
5.25% 5/15/37 (FGIC Insured) (a)	8,030,000	8,188,191
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
126th Series:
5.5% 11/15/11 (FGIC Insured) (a)	$ 1,495,000	$ 1,591,398
127th Series, 5.5% 12/15/13 (AMBAC Insured) (a)	8,600,000	9,249,902
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,148,500
5% 11/1/19 (FSA Insured)	2,800,000	2,933,280
5% 11/1/22 (FSA Insured)	2,190,000	2,275,607
134th Series, 5% 1/15/39	4,500,000	4,542,615
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (a)	3,000,000	3,397,560
		46,662,579
Puerto Rico - 4.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series N, 5.25% 7/1/34	3,000,000	3,235,470
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,284,760
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (b)	6,075,000	6,420,303
Series C, 5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,237,060
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,479,850
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,890,740
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,113,910
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	2,500,000	2,573,550
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	6,000,000	1,056,000
		27,291,643
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $567,125,131)	572,689,234
NET OTHER ASSETS - 2.0%	11,717,791
NET ASSETS - 100%	$ 584,407,025
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $567,041,475. Net unrealized appreciation aggregated $5,647,759, of which $10,520,073 related to appreciated investment securities and $4,872,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007